EMPLOYEE BENEFIT PLANS - Senior Management Pension Plan Premium (Details) - Senior Management Pension Premium Plan - Bancolombia $ in Millions	Dec. 31, 2020 COP ($)
Discount rate
Disclosure of employee benefit plans
Discount rate Value	6.00%
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (927)
Effect on DBO Decrease	$ 971
Discount rate | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.00%
Salary Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 960
Effect on DBO Decrease	$ (925)
Salary Level | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.25%
Salary Level | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.25%